Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Consolidated income statements [Abstract]
Revenue	$ 611,175	$ 465,747
Other operating income	40,270	57,236
Employee benefit expenses	(39,012)	(24,333)
Depreciation, amortization, and impairment charges	(188,876)	(194,073)
Other operating expenses	(215,792)	(126,092)
Operating profit	207,765	178,485
Financial income	1,232	5,673
Financial expense	(189,524)	(210,113)
Net exchange differences	2,184	(1,176)
Other financial income/(expense), net	13,301	2,819
Financial expense, net	(172,807)	(202,797)
Share of profit/(loss) of associates carried under the equity method	2,656	1,591
Profit / (loss) before income tax	37,615	(22,721)
Income tax	(33,128)	(3,471)
Profit / (loss) for the period	4,486	(26,192)
Profit attributable to non-controlling interests	(11,315)	(1,979)
Loss for the period attributable to the Company	$ (6,829)	$ (28,171)
Weighted average number of ordinary shares outstanding (in shares) - basic	110,594	101,602
Weighted average number of ordinary shares outstanding (in shares) - diluted	113,941	101,602
Basic earnings per share (in dollars per share)	$ (0.06)	$ (0.28)
Diluted earnings per share (in dollars per share)	$ (0.06)	$ (0.28)